Investment Risks	May 01, 2026
RMB Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions that are not specifically related to a particular company. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disruptions, delays or strains on global supply chains, tariffs, trade wars, natural disasters, or other events could have a significant impact on the Fund and its investments. The market value of a security or instrument also may decline because of factors that affect a particular sector, sub-sector, or group of industries, such as labor shortages or increased production costs and competitive conditions within an industry. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market.
RMB Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk — The risk that the market price of common stocks and other equity securities, including preferred stocks, warrants and rights, may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself. Companies in the Fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.
RMB Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds. Individual stocks selected by the adviser may decline in value or not increase in value, even when the stock market in general is rising.
RMB Fund | Large-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Cap Companies Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
RMB Fund | Dividend Risk Member
Prospectus [Line Items]
Risk [Text Block]	Dividend Risk — This is the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.
RMB Fund | Small- And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Cap Companies Risk — The Fund may invest in the securities of companies with small- and mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large-capitalization companies. Historically, stocks of small- and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Small- and mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of small-capitalization companies may trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.
RMB Fund | Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk — Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the team anticipated.
RMB Fund | Special Situations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Special Situations Risk — The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.
RMB Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s share price fluctuates, which means you could lose money by investing in the Fund.
RMB Mendon Financial Services Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions that are not specifically related to a particular company. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disruptions, delays or strains on global supply chains, tariffs, trade wars, natural disasters, or other events could have a significant impact on the Fund and its investments. The market value of a security or instrument also may decline because of factors that affect a particular sector, sub-sector, or group of industries, such as labor shortages or increased production costs and competitive conditions within an industry. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market.
RMB Mendon Financial Services Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk — The risk that the market price of common stocks and other equity securities, including preferred stocks, warrants and rights, may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself. Companies in the Fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.
RMB Mendon Financial Services Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds. Individual stocks selected by the sub-adviser may decline in value or not increase in value, even when the stock market in general is rising.
RMB Mendon Financial Services Fund | Small- And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Cap Companies Risk — The Fund may invest in the securities of companies with small- and mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large-capitalization companies. Historically, stocks of small- and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Small- and mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of small-capitalization companies may trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.
RMB Mendon Financial Services Fund | Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk — Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the sub-adviser anticipated.
RMB Mendon Financial Services Fund | Special Situations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Special Situations Risk — The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.
RMB Mendon Financial Services Fund | Financial Services Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financial Services Risk — A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund would be. Because the Fund invests significantly in financial services companies, the Fund may perform poorly during a downturn in the financial services industry. The financial services industry can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financial services industry. Financial services companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors.
RMB Mendon Financial Services Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk — The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities as well as increased transaction costs. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, reference rate or index. Also, a liquid market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. •Call Options Risk — A call option obligates the writer (or seller) of the option to sell a specified asset to the holder of the option at a specified price when the holder exercises the option prior to expiration. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. Long call option purchases allow the option holder to be exposed to the general market characteristics of a security without the outlay of capital necessary to own the security. Options are wasting assets and expire, and as a result can expose the Fund to significant loss. The Fund will have no control over the exercise of the call options it writes and therefore may be forced to realize capital gains or losses at inopportune times.
RMB Mendon Financial Services Fund | Derivatives Risk, Call Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Options Risk — A call option obligates the writer (or seller) of the option to sell a specified asset to the holder of the option at a specified price when the holder exercises the option prior to expiration. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. Long call option purchases allow the option holder to be exposed to the general market characteristics of a security without the outlay of capital necessary to own the security. Options are wasting assets and expire, and as a result can expose the Fund to significant loss. The Fund will have no control over the exercise of the call options it writes and therefore may be forced to realize capital gains or losses at inopportune times.
RMB Mendon Financial Services Fund | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk — Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market’s belief of the issuer’s intrinsic worth.
RMB Mendon Financial Services Fund | Micro-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Micro-Cap Companies Risk — Micro-cap companies may be less financially secure than large, mid or small capitalization companies. Micro-cap companies may be in the early stage of development or newly formed with limited markets or product lines. There may also be less public information about micro-cap companies. In addition, micro-cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro-cap stock prices also may be more volatile than large, mid or small-cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro-cap companies may not be traded daily. As a result, some of the Fund’s holdings may be considered or become illiquid.
RMB Mendon Financial Services Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s share price fluctuates, which means you could lose money by investing in the Fund.
RMB International Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions, that are not specifically related to a particular company. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disruptions, delays or strains on global supply chains, tariffs, trade wars, natural disasters, or other events could have a significant impact on the Fund and its investments. The market value of a security or instrument also may decline because of factors that affect a particular sector, sub-sector, or group of industries, such as labor shortages or increased production costs and competitive conditions within an industry. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market.
RMB International Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk — The risk that the market price of common stocks and other equity securities, including preferred stocks, warrants and rights, may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself. Companies in the Fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.
RMB International Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds. Individual stocks selected by the adviser may decline in value or not increase in value, even when the stock market in general is rising.
RMB International Fund | Large-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Cap Companies Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
RMB International Fund | Special Situations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Special Situations Risk — The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.
RMB International Fund | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investing Risk — Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; imposition of foreign withholding and other taxes; country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
RMB International Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk — Investment risks typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Emerging markets may be less developed, and securities in emerging markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited issuer information; higher brokerage costs; different and less stringent accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.
RMB International Fund | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk — The Fund’s investments in depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs are receipts issued by U.S. banks evidencing ownership in securities of foreign issuers, and GDRs and EDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers. Although depositary receipts have risks similar to the foreign securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
RMB International Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk — Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through U.S. dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the U.S. dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency exchange contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.
RMB International Fund | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk — The Fund’s investments in real estate related securities (primarily REITs) are subject to the risk that the value of the real estate underlying the securities will go down, which can be caused by deteriorating economic conditions and rising interest rates, and may also be subject to the risk that borrowers or tenants may default on their payment obligations. Investments in REITs involve additional risks. REITs may have limited financial resources and real estate diversification and are dependent on specialized management skills. In addition, the failure of a REIT to qualify as a REIT for federal income tax purposes would adversely affect the REIT’s value.
RMB International Fund | Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Companies Risk — The Fund may invest in the securities of companies with mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large-capitalization companies. Historically, stocks of mid-capitalization companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group.
RMB International Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — Liquidity risk exists when particular investments are difficult to sell, and such investments (particularly investments deemed to be illiquid) may be harder to value. If the Fund sells these investments to meet shareholder redemption requests or for other purposes, the Fund may suffer a loss.
RMB International Fund | Region, Country, Sector Or Industry Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Region, Country, Sector or Industry Focus Risk — The prices of securities of issuers in a particular region, country, sector, industry or other segment of the market may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, wars, geopolitical events, or other events that affect that market segment more than securities of issuers in other market segments, and such volatility will cause fluctuations in the Fund’s share price to the extent that the Fund emphasizes its investments in that region, country, sector, industry or other market segment.
RMB International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s share price fluctuates, which means you could lose money by investing in the Fund.
RMB SMID Cap Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions, that are not specifically related to a particular company. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disruptions, delays or strains on global supply chains, tariffs, trade wars, natural disasters, or other events could have a significant impact on the Fund and its investments. The market value of a security or instrument also may decline because of factors that affect a particular sector, sub-sector, or group of industries, such as labor shortages or increased production costs and competitive conditions within an industry. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market.
RMB SMID Cap Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk — The risk that the market price of common stocks and other equity securities, including preferred stocks, warrants and rights, may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself. Companies in the Fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.
RMB SMID Cap Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds. Individual stocks selected by the adviser may decline in value or not increase in value, even when the stock market in general is rising.
RMB SMID Cap Fund | Small- And Mid-Cap Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Cap Companies Risk — The Fund may invest in the securities of companies with small- and mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large- capitalization companies. Historically, stocks of small- and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Small- and mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of small-capitalization companies may trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.
RMB SMID Cap Fund | Growth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk — Growth companies are generally more susceptible than established companies to market events and sharp declines in value.
RMB SMID Cap Fund | Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk — Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market’s belief of the issuer’s intrinsic worth.
RMB SMID Cap Fund | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk — The Fund’s investments in real estate related securities (primarily REITs) are subject to the risk that the value of the real estate underlying the securities will go down, which can be caused by deteriorating economic conditions and rising interest rates, and may also be subject to the risk that borrowers or tenants may default on their payment obligations. Investments in REITs involve additional risks. REITs may have limited financial resources and real estate diversification and are dependent on specialized management skills. In addition, the failure of a REIT to qualify as a REIT for federal income tax purposes would adversely affect the REIT’s value.
RMB SMID Cap Fund | ESG Risk Member
Prospectus [Line Items]
Risk [Text Block]	ESG Risk — Incorporation of ESG factors into the Fund’s investment process may cause the Fund to make different investments and have different investment performance and exposures to different issuers than funds that do not incorporate ESG considerations. When evaluating a company, the Adviser is dependent on information or data obtained through company or third-party reporting that may be incomplete, inaccurate, or unavailable, which could compromise the Adviser’s assessment of a company’s ESG characteristics and/or the financial materiality of those characteristics. Because ESG factor analysis is just one part of the Adviser’s overall investment process for the Fund, the Fund may hold portfolio companies that many or all market participants view as having an unfavorable ESG profile.
RMB SMID Cap Fund | Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk — From time to time, shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the Fund’s performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it ordinarily would.
RMB SMID Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s share price fluctuates, which means you could lose money by investing in the Fund.
RMB Quality Intermediate Core Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions that are not specifically related to a particular company. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disruptions, delays or strains on global supply chains, tariffs, trade wars, natural disasters, or other events could have a significant impact on the Fund and its investments. The market value of a security or instrument also may decline because of factors that affect a particular asset class, sector, sub-sector, or group of industries to which the Fund is exposed, such as bond market stress and volatility, or labor shortages, increased production costs and competitive conditions within a sector or industry. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market.
RMB Quality Intermediate Core Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio that invests in securities that may not necessarily be included in the Fund’s benchmark. The Adviser utilizes the investment strategies discussed above in making investment decisions for the Fund, and the Adviser may misjudge the risk and/or return potential of a security which can result in a loss to the Fund or significant underperformance relative to the Fund’s benchmark or similar funds in the marketplace. Individual fixed income securities selected by the Adviser may decline in value or not increase in value, even when the bond market in general is rising.
RMB Quality Intermediate Core Fund | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investing Risk. Foreign securities, even those that are U.S. dollar-denominated, may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about, and less stringent regulatory standards applicable to, the issuers of foreign securities; lack of uniform accounting, auditing and financial reporting standards applicable to issuers of foreign securities; imposition of foreign withholding and other taxes; country-specific risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
RMB Quality Intermediate Core Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed income securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The adviser may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
RMB Quality Intermediate Core Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. Fixed income securities are subject to the risk that the issuer may not make principal and/or interest payments when they are due. Fixed income securities may be subject to credit, interest rate, call or prepayment, and extension risks which are more fully described below.
•Credit Risk. An issuer may not make timely payments of principal and interest. A credit rating assigned to a particular fixed income security is essentially an opinion of the NRSRO as to the credit quality of an issuer and may prove to be inaccurate. Valuations can be affected by changing levels of credit spreads over the comparable U.S. Treasury risk-free rates. Changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to fluctuate.
•Interest Rate Risk. The value of fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Conversely, if rates fall, the value of the fixed income securities generally increases.
•Call or Prepayment Risk. During periods of declining interest rates, a bond issuer may “call” or repay its higher yielding bonds before their maturity dates and the Fund may have to replace them with securities having a lower yield. This will reduce the Fund’s yield.
•Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing their effective duration to lengthen, their price sensitivity to future interest rate changes to increase, and the value of these securities to possibly fall.

RMB Quality Intermediate Core Fund | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. An issuer may not make timely payments of principal and interest. A credit rating assigned to a particular fixed income security is essentially an opinion of the NRSRO as to the credit quality of an issuer and may prove to be inaccurate. Valuations can be affected by changing levels of credit spreads over the comparable U.S. Treasury risk-free rates. Changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to fluctuate.
RMB Quality Intermediate Core Fund | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Conversely, if rates fall, the value of the fixed income securities generally increases.
RMB Quality Intermediate Core Fund | Fixed Income Securities Risk, Call Or Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call or Prepayment Risk. During periods of declining interest rates, a bond issuer may “call” or repay its higher yielding bonds before their maturity dates and the Fund may have to replace them with securities having a lower yield. This will reduce the Fund’s yield.
RMB Quality Intermediate Core Fund | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing their effective duration to lengthen, their price sensitivity to future interest rate changes to increase, and the value of these securities to possibly fall.
RMB Quality Intermediate Core Fund | U.S. Government And U.S. Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. There is a risk that the U.S. Government fails to pay interest or principal on U.S. Government obligations and such failure, or a perceived likelihood of such failure, will negatively impact the value and credit rating of U.S. Government obligations.
RMB Quality Intermediate Core Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund has elected, qualified, and intends to continue to qualify for each taxable year as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”) and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are distributed (or deemed distributed, as described below) to shareholders
The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a regulated investment company and can limit the Fund’s ability to continue qualifying as such. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to regulated investment companies is uncertain. An adverse determination or future guidance by the Internal Revenue Service (the “IRS”) or a change in law might affect the Fund’s ability to qualify or be eligible for treatment as a regulated investment company.
If, in any year, the Fund were to fail to qualify for treatment as a regulated investment company under the Code and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to further tax on such distributions to the extent of the Fund’s current or accumulated earnings and profits.

RMB Quality Intermediate Core Fund | Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation presents the risk that the present value of income from investments will be less in the future because inflation decreases the value of money.
RMB Quality Intermediate Core Fund | Mortgage- And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to various risks, including interest rate risk, prepayment or call risk when interest rates fall, extension risk when interest rates rise, and default risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of these fixed income securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.
RMB Quality Intermediate Core Fund | TBA Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	TBA Transactions Risk. A TBA transaction is effectively a contract to buy or sell mortgage-backed securities on a specific date. In a TBA transaction, the actual mortgage-backed security that will be delivered to fulfill the contract is not designated at the time of the contract, but is announced prior to the established trade settlement date. With TBA transactions, there is a risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities.
RMB Quality Intermediate Core Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
RMB Quality Intermediate Core Fund | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Banking Industry Risk. The Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were less focused on the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Further, the Fund may be subject to “bail-in” risk whereby the financial institution's liabilities that are held by the Fund could be written down, eliminated or converted into equity or an alternative instrument of ownership.
RMB Quality Intermediate Core Fund | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.
RMB Quality Intermediate Core Fund | Unrated Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	Unrated Bond Risk. Unrated bonds determined by the investment adviser to be of comparable quality to rated bonds that the Fund may otherwise purchase may pay a higher interest rate than the rated bonds, but they are subject to a greater risk of illiquidity and price changes because less public information is typically available regarding unrated bonds or issuers compared to rated bonds or issuers.
RMB Quality Intermediate Core Fund | Defaulted/Distressed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Defaulted/Distressed Securities Risk. Although the Fund invests in investment grade rated securities, a security rated investment grade, could experience a downgrade and become distressed or default. Distressed securities may not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.
RMB Quality Intermediate Core Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. The municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.
RMB Quality Intermediate Core Fund | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. In addition to the Fund’s fees and expenses, you will indirectly bear the fees and expenses charged by underlying investment companies in which the Fund invests through reduced performance.
RMB Quality Intermediate Core Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The fixed income securities held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the investment adviser using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s fixed income securities are actually bought and sold. The prices of the Fund’s fixed income securities may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price
RMB Quality Intermediate Core Fund | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is new and has a limited operating history. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies.
RMB Quality Intermediate Core Fund | Modeling Risk Member
Prospectus [Line Items]
Risk [Text Block]	Modeling Risk. The Adviser uses analytical modeling techniques to structure the Fund’s investment portfolio. These models rely on inputs from third-party sources, and incorrect, imprecise, or stale data or assumptions used in the models can lead to flawed output which, if relied upon in managing the Fund’s portfolio may negatively affect Fund performance. The success of modeling techniques also depends on management’s use of the output in making portfolio management decisions, and these decisions might not produce the intended results even when based on sound modeling techniques.
RMB Quality Intermediate Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s share price fluctuates, which means you could lose money by investing in the Fund.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions that are not specifically related to a particular company. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, disruptions, delays or strains on global supply chains, tariffs, trade wars, natural disasters, or other events could have a significant impact on the Fund and its investments. The market value of a security or instrument also may decline because of factors that affect a particular asset class, sector, sub-sector, or group of industries to which the Fund is exposed, such as bond market stress and volatility, or labor shortages, increased production costs and competitive conditions within a sector or industry. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio that invests in securities that may not necessarily be included in the Fund’s benchmark. The Adviser utilizes the investment strategies discussed above in making investment decisions for the Fund, and the Adviser may misjudge the risk and/or return potential of a security which can result in a loss to the Fund or significant underperformance relative to the Fund’s benchmark or similar funds in the marketplace. Individual fixed income securities selected by the Adviser may decline in value or not increase in value, even when the bond market in general is rising.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed income securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The investment adviser may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. Fixed income securities are subject to the risk that the issuer may not make principal and/or interest payments when they are due. Fixed income securities may be subject to credit, interest rate, call or prepayment, and extension risks which are more fully described below.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. An issuer may not make timely payments of principal and interest. A credit rating assigned to a particular fixed income security is essentially an opinion of the NRSRO as to the credit quality of an issuer and may prove to be inaccurate. Valuations can be affected by changing levels of credit spreads over the comparable U.S. Treasury risk-free rates. Changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to fluctuate.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Conversely, if rates fall, the value of the fixed income securities generally increases.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Fixed Income Securities Risk, Call Or Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call or Prepayment Risk. During periods of declining interest rates, a bond issuer may “call” or repay its higher yielding bonds before their maturity dates and the Fund may have to replace them with securities having a lower yield. This will reduce the Fund’s yield.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Fixed Income Securities Risk, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing their effective duration to lengthen, their price sensitivity to future interest rate changes to increase, and the value of these securities to possibly fall.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund has elected, qualified, and intends to continue to qualify for each taxable year as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”) and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are distributed (or deemed distributed, as described below) to shareholders
The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a regulated investment company and can limit the Fund’s ability to continue qualifying as such. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to regulated investment companies is uncertain. An adverse determination or future guidance by the Internal Revenue Service (the “IRS”) or a change in law might affect the Fund’s ability to qualify or be eligible for treatment as a regulated investment company.
If, in any year, the Fund were to fail to qualify for treatment as a regulated investment company under the Code and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to further tax on such distributions to the extent of the Fund’s current or accumulated earnings and profits.
To qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from federal income tax as of the close of each quarter of the Fund’s taxable year. If the proportion of taxable investments held by the Fund exceeds 50% of the Fund’s total assets as of the close of any quarter of the Fund’s taxable year, the Fund will not for that taxable year satisfy the general eligibility test that otherwise permits it to pay exempt-interest dividends.
Municipal securities may decrease in value during time when federal income tax rates are falling. As such, the value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Income from municipal securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the IRS, or noncompliant conduct of a municipal security issuer or other party. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

RMB Quality Intermediate Tax-Exempt Municipal Fund | Inflation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation presents the risk that the present value of income from investments will be less in the future because inflation decreases the value of money.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Unrated Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	Unrated Bond Risk. Unrated bonds determined by the investment adviser to be of comparable quality to rated bonds that the Fund may otherwise purchase may pay a higher interest rate than the rated bonds, but they are subject to a greater risk of illiquidity and price changes because less public information is typically available regarding unrated bonds or issuers compared to rated bonds or issuers.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Defaulted/Distressed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Defaulted/Distressed Securities Risk. Although the Fund invests in investment grade rated securities, a security rated investment grade, could experience a downgrade and become distressed or default. Distressed securities may not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. The municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. In addition to the Fund’s fees and expenses, you will indirectly bear the fees and expenses charged by underlying investment companies in which the Fund invests through reduced performance.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The fixed income securities held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the investment adviser using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s fixed income securities are actually bought and sold. The prices of the Fund’s fixed income securities may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
RMB Quality Intermediate Tax-Exempt Municipal Fund | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is new and has a limited operating history. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Modeling Risk Member
Prospectus [Line Items]
Risk [Text Block]	Modeling Risk. The Adviser uses analytical modeling techniques to structure the Fund’s investment portfolio. These models rely on inputs from third-party sources, and incorrect, imprecise, or stale data or assumptions used in the models can lead to flawed output which, if relied upon in managing the Fund’s portfolio may negatively affect Fund performance. The success of modeling techniques also depends on management’s use of the output in making portfolio management decisions, and these decisions might not produce the intended results even when based on sound modeling techniques.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Forward Commitment, When-Issued, And Delayed Delivery Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forward Commitment, When-Issued, and Delayed Delivery Risk. Such transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and subject the Fund to counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.
RMB Quality Intermediate Tax-Exempt Municipal Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s share price fluctuates, which means you could lose money by investing in the Fund.